Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Administration Expenses [Abstract]
Schedule of Administration Expenses	Administration expenses also includes expenses relating to the Group’s newly acquired subsidiary QIND, (and indirectly Al Shola Gas) for the one-month period after the acquisition.
	2024	2023	2022
	€’000	€’000	€’000
Wages and salaries	6,750	7,649	8,706
Depreciation and amortization	2,632	1,547	1,002
Professional fees	859	1,605	1,722
Consulting fees	638	1,816	2,068
Other expenses	1,641	3,218	4,918
Reclassification of cost of sales	1,153	-	-
Impairment of inventory	2,200	-	-
	15,873	15,835	18,416